Stock Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 25, 2016
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common shares reserved for future issuance	67,256,430			67,256,430	37,458,586
Weighted-average remaining contractual term outstanding				7 years 10 months 2 days	8 years 8 months 1 day	8 years 9 months 18 days
Intrinsic value of options exercised				$ 54,400	$ 3,800
Weighted-average grant date fair value per share for the stock options granted				$ 5.83	$ 0.76
Aggregate grant-date fair value of options vested				$ 7,400	$ 1,000
Unrecognised share based compensation expense, stock options awards	$ 30,400			$ 30,400
Unrecognised share based compensation expense, stock options awards, period				2 years
Stock subject to repurchase related to stock options early exercised and unvested	1,420,662			1,420,662	0
Stock repurchase program, remaining authorized repurchase amount	$ 3,100			$ 3,100
Stock Repurchased and Retired During Period, Shares				400,000
Stock Repurchased and Retired During Period, Value				$ 1,000
Restricted Stock [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognised share based compensation expense, stock options awards	$ 0			$ 0
Restricted shares, fair value							$ 1,200
Aggregate grant-date fair value of restricted shares vested					$ 170
2015 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted-average remaining contractual term outstanding				10 years
2021 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares per employees under share based compensation			26,235,000
Share based compensation arrangement by share based payment award cumulative annual increase percentage				5.00%
Number of Shares Available for Grant	0			0
Employee Stock Purchase Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common shares reserved for future issuance		5,354,000	5,354,000
Share Based Compensation Arrangement, Cumulative Annual Increase Percentage Of fully Diluted Shares Of Common stock outstanding		1.00%	1.00%
Share Based Compensation Arrangement, Cumulative Annual Increase,Shares		10,708,000	10,708,000
Percentage of discount to the lower of closing price on that day or the closing price on the first day of the offering period		15.00%
Number of shares of common stock issued	0